REVENUE - Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 522,310	$ 413,439	$ 322,856
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	447,314	354,824	290,636
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,087	23,518	12,060
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,550	4,107	4,988
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,651	12,856	9,948
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,711	6,942	0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,997	$ 11,192	$ 5,224